Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The compensation committee approves and administers our executive compensation program, which it designs to attract, incentivize, reward, and retain our executive officers. Our program aligns executive pay with shareholder interests and links pay to performance through a blend of short-term and long-term performance measures. In 2022, incentive pay made up 52% of our Chief Executive Officer’s target total direct compensation and, on average, 37% of our other named executive officers’ target total direct compensation. This high utilization of incentive compensation results in higher total realized pay when our executive officers exceed the compensation committee-approved performance targets. Conversely, failure to achieve the approved targets results in lower realized pay, including the possibility that some awards pay zero at the end of their performance period.

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid to our named executive officers and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how the Company aligns executive compensation with our performance, please refer to “Executive Compensation – Compensation Discussion and Analysis.”

Pay-Versus-Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)	Value of Initial Fixed $100 Investment Based On:		Net Income(5)	Total Revenues(6)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$2,064,442	$1,356,748	$1,184,102	$848,334	$95	$158	($23,183,000)	$134,648,000
2021	$2,900,681	$5,348,206	$1,252,677	$2,398,965	$160	$230	$396,000	$122,706,000
2020	$3,046,985	$5,057,919	$1,284,745	$2,290,490	$169	$161	($2,379,000)	$100,326,000

(1)

The dollar amounts reported in columns (b) and (d) represent the amount of total compensation reported for the following executives for each corresponding covered year in the “Total” column of the table set forth under “Executive Compensation –– Compensation Tables – 2022 Summary Compensation.”

●	PEO: Gideon Wertheizer, our Chief Executive Officer for each of the covered years.

●

Other Non-PEO named executive officers (Other “NEOs”) for each of the covered years: Yaniv Arieli, our Chief Financial Officer, Issachar Ohana, our former EVP, Worldwide Sales, and Michael Boukaya, our Chief Operating Officer.

PEO Total Compensation Amount	$ 2,064,442	$ 2,900,681	$ 3,046,985
PEO Actually Paid Compensation Amount	$ 1,356,748	5,348,206	5,057,919
Adjustment To PEO Compensation, Footnote [Text Block]
(2)

The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to our PEO, Mr. Wertheizer, as computed in accordance with Item 402(v) of Regulation S-K, and our other NEOs (Messrs. Arieli, Ohana and Boukaya) for each covered fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the “compensation actually paid”:

Year	Executive	Reported Summary Compensation Table Total	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)	Equity Award Adjustments(b)	Compensation Actually Paid
2022	PEO	$2,064,442	($845,081)	$137,387	$1,356,748
	Other NEOs*	$1,184,102	($397,635)	$61,866	$848,334
2021	PEO	$2,900,681	($1,242,867)	$3,690,392	$5,348,206
	Other NEOs*	$1,252,677	($532,895)	$1,679,183	$2,398,965
2020	PEO	$3,046,985	($1,989,128)	$4,000,062	$5,057,919
	Other NEOs*	$1,284,745	($768,919)	$1,774,664	$2,290,490

*Presented on an average basis.

(a)

The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year, and were deducted from the applicable reported Summary Compensation Table Total.

(b)

The equity award adjustments for each covered fiscal year were added to the applicable reported Summary Compensation Table Total and each include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year End Fair Value of Equity Awards Granted in Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation	Total Equity Award Adjustments
2022	PEO	$635,382	($418,237)	$0	($15,286)	$64,471	$0	$137,387
	Other NEOs*	$224,456	($104,730)	$50,827	($77,915)	$30,772	$0	$61,866
2021	PEO	$644,622	($5,055)	$0	$3,050,824	$0	$0	$3,690,392
	Other NEOs*	$268,434	($10,021)	$0	$1,420,770	$0	$0	$1,679,183
2020	PEO	$3,155,672	$667,459	$0	$176,932	$0	$0	$4,000,062
	Other NEOs*	$1,547,785	$190,542	$0	$36,338	$0	$0	$1,774,664

*Presented on an average basis.

Equity Award Valuations: PSU grant date fair values are calculated using the stock price as of the date of grant assuming target performance. The valuation assumptions used to calculate the fair values of the PSUs held by the PEO and other NEOs that were earned and vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price and performance accrual modifier as of year-end and as of the date of vest (or including the probable outcome of any such awards subject to performance conditions). RSU grant date fair values are calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the RSUs held by the PEO and other NEOs that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of year-end and as of each vesting date. The fair value of the tranches of Mr. Ohana’s RSUs that were originally scheduled to vest in 2023, 2024, and 2025 have been calculated and included in the equity award adjustments for 2022 for our non-PEO NEOs, as the vesting of these award tranches was accelerated to December 31, 2022, upon his separation from the Company. PSUs held by Mr. Wertheizer (our PEO) and Mr. Ohana remained outstanding and unvested as of December 31, 2022 and are included above.

(3)

Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period (December 31, 2019) by our share price at the beginning of the measurement period.

(4)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is S&P Semiconductors Select Index, a published industry index.

(5)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.

(6)	Refers to total revenues as reported in our audited financial statements for each covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 1,184,102	1,252,677	1,284,745
Non-PEO NEO Average Compensation Actually Paid Amount	$ 848,334	2,398,965	2,290,490
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid and Performance Measures

The Pay-versus-Performance table above and the charts below demonstrate that the compensation actually paid to our PEO and other NEOs is generally aligned with our performance for metrics presented in the tabular disclosure over the covered period, including TSR, net income and total revenues.

Compensation Actually Paid and Company TSR

As shown in the chart below, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our other NEOs as a group is generally aligned with our TSR relative to the S&P Semiconductor Select Index, in that our compensation actually paid increased for 2021 following our TSR exceeding our peer group TSR in 2020, and our compensation actually paid decreased significantly for 2022 following the significant underperformance of our TSR compared to our peer group in 2021.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

The chart below illustrates the correlation between compensation actually paid to our PEO and average compensation actually paid to our other NEOs against the Company’s net income. Our fiscal year 2022 net income was heavily influenced by the impact of a tax charge to record a valuation allowance in 2022, as well as by our decision to cease the development of the Immervision technology we acquired in 2019 and the related impairment charge, and increased research and development costs. We do not use net income, whether on a GAAP or non-GAAP basis, as a financial performance measure in our executive compensation program, but there is an indirect correlation between our profitability and compensation actually paid through the impact of EPS performance as an incentive plan metric on pay outcomes.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Total Revenue

The chart below compares the compensation actually paid to our PEO and other NEOs with our revenue performance, the financial metric in our assessment is most important for linking pay and performance in the covered years. Our increase in compensation actually paid from 2020 to 2021 correlated with our 23% year-over-year increase in total revenues from 2020 to 2021. However in 2022, despite a 10% increase in revenues, compensation actually paid declined due to lower incentive plan payouts and stock price declines.

Tabular List [Table Text Block]

Financial Performance Measures

Our compensation philosophy seeks to create a performance-oriented environment by rewarding executive officers for the achievement of our business objectives, both short-term and long-term. We believe that our executive officers’ compensation should not be based on the short-term performance of our stock, whether favorable or unfavorable, but rather that the price of our stock will, in the long-term, reflect our operating performance and ultimately the management of the company by our executive officers. For the most recently completed fiscal year, our key performance measures, in no particular order, were:

●	Total revenues

●	Total licensing, NRE and related revenues

●	Non-GAAP earnings per share

Total Shareholder Return Amount	$ 95	160	169
Peer Group Total Shareholder Return Amount	158	230	161
Net Income (Loss)	$ (23,183,000)	$ 396,000	$ (2,379,000)
Company Selected Measure Amount	134,648,000	122,706,000	100,326,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total revenues
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total licensing, NRE and related revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP earnings per share
PEO Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (845,081)	$ (1,242,867)	$ (1,989,128)
PEO Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	137,387	3,690,392	4,000,062
NEO Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(397,635)	(532,895)	(768,919)
NEO Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	61,866	1,679,183	1,774,664
PEO Year End Fair Value of Equity Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	635,382	644,622	3,155,672
PEO Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(418,237)	(5,055)	667,459
PEO Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,286)	3,050,824	176,932
PEO Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	64,471	0	0
PEO Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	137,387	3,690,392	4,000,062
NEO Year End Fair Value of Equity Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	224,456	268,434	1,547,785
NEO Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(104,730)	(10,021)	190,542
NEO Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	50,827	0	0
NEO Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(77,915)	1,420,770	36,338
NEO Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,772	0	0
NEO Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 61,866	$ 1,679,183	$ 1,774,664